SUPPLEMENT DATED MARCH 14, 2022
TO THE SUMMARY PROSPECTUSES and PROSPECTUS DATED FEBRUARY 1, 2022
and the CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectuses, Prospectus and Statement of Additional Information for VanEck® ETF Trust (the “Trust”) regarding VanEck Morningstar Durable Dividend ETF and VanEck Morningstar Global Wide Moat ETF (each, a “Fund”, together, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on March 4, 2022, the Board of Trustees (the “Board”) of the Trust considered and approved changes to each Fund’s investment policy regarding diversification status.

Accordingly, effective immediately, the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information are modified to include the following changes:

VanEck Morningstar Durable Dividend ETF

The “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is hereby modified to add the following language as the second to last paragraph of such section:

The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the US Dividend Valuation Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index.

The “Principal Risks of Investing in the Fund” section is hereby modified to add the following risk factor:

Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the US Dividend Valuation Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

VanEck Morningstar Global Wide Moat ETF

The “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is hereby modified to add the following language as the second to last paragraph of such section:

The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Global Wide Moat Focus Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index.

The “Principal Risks of Investing in the Fund” section is hereby modified to add the following risk factor:

Non-Diversification Risk. The Fund may become classified as non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Global Wide Moat Focus Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

VanEck Morningstar Durable Dividend ETF and VanEck Morningstar Global Wide Moat ETF

The Non-Diversification Risk currently included in the “Additional Information About the Funds’ Investment Strategies and Risks” section is hereby modified to include VanEck Morningstar Durable Dividend ETF and VanEck Morningstar Global Wide Moat ETF in the list of funds to which the risk applies.

Additionally, an asterisk is added next to “VanEck Morningstar Durable Dividend ETF” and “VanEck Morningstar Global Wide Moat ETF” in the “Classification as Diversified and Non-Diversified” table included under the heading “General Description of the Trust” and the footnote to such table is hereby deleted in its entirety and replaced with the following:

*Each of VanEck CEF Muni Income ETF, VanEck China Growth Leaders ETF, VanEck ChiNext ETF, VanEck Fallen Angel High Yield Bond ETF, VanEck India Growth Leaders ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar Durable Dividend ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF and VanEck Morningstar Wide Moat ETF intends to be diversified in approximately the same proportion as its underlying index is diversified. Each of VanEck CEF Muni Income ETF, VanEck China Growth Leaders ETF, VanEck ChiNext ETF, VanEck Fallen Angel High Yield Bond ETF, VanEck India Growth Leaders ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar Durable Dividend ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF and VanEck Morningstar Wide Moat ETF may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index.

Additionally, the second to last paragraph on page 19 of the SAI is hereby deleted in its entirety and replaced with the following:

With respect to fundamental restriction 4, each of VanEck CEF Muni Income ETF, VanEck China Growth Leaders ETF, VanEck ChiNext ETF, VanEck Fallen Angel High Yield Bond ETF, VanEck India Growth Leaders ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar Durable Dividend ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF and VanEck Morningstar Wide Moat ETF intends to be diversified in approximately the same proportion as its underlying index is diversified. Each of VanEck CEF Muni Income ETF, VanEck China Growth Leaders ETF, VanEck ChiNext ETF, VanEck Fallen Angel High Yield Bond ETF, VanEck India Growth Leaders ETF, VanEck Long/Flat Trend ETF, VanEck Morningstar Durable Dividend ETF, VanEck Morningstar Global Wide Moat ETF, VanEck Morningstar International Moat ETF and VanEck Morningstar Wide Moat ETF may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index.

Please retain this supplement for future reference.